Asset Retirement Obligations - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligations
Undiscounted cash required to settle the asset retirement obligations, excluding growth for inflation	$ 727,000,000	$ 770,000,000
Legally restricted assets	$ 2,137
Minimum
Asset Retirement Obligations
Discount rate for asset retirement obligations (percent)	2.00%	1.50%
Maximum
Asset Retirement Obligations
Discount rate for asset retirement obligations (percent)	8.50%	8.50%